Segment Reporting (Details)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Segment Reporting (Details) [Line Items]
Contribute excess percentage	10.00%	10.00%	10.00%
South Africa [Member]
Segment Reporting (Details) [Line Items]
Segments	Prior to the financial year ended February 28, 2022, the Group was organized into geographical business units and had four reportable segments by geography.
Africa-Other [Member]
Segment Reporting (Details) [Line Items]
Segments	four
Europe [Member]
Segment Reporting (Details) [Line Items]
Segments	one
Asia-Pacific, Middle East and US [Member]
Segment Reporting (Details) [Line Items]
Segments	one